Cover Page	Mar. 10, 2022
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Mar. 10, 2022
Entity Registrant Name	HOLOGIC, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36214
Entity Tax Identification Number	04-2902449
Entity Address, Address Line One	250 Campus Drive
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	(508)
Local Phone Number	263-2900
Title of 12(b) Security	Common Stock, $.01 par value
Security Exchange Name	HOLX
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000859737